Summary of Significant Accounting Policies (Details Narrative) (10 K) - KRW (₩) ₩ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Estimated useful life of property and equipment			5 years
Intangible asset, useful life			5 years
Research and development costs	₩ 71,860	₩ 29,810	₩ 374,944	₩ 51,766
Advertising costs incurred			₩ 10,560	₩ 29,808